SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	Year ended December 31,
	2025	2024
Effects of changes in
Accounts payable and accrued liabilities	$(75.5)	$134.4
Trade and other receivables, net	49.2	(109.2)
Prepaid expenses and other assets	(31.5)	(43.1)
Changes in non-cash working capital items	(57.8)	(17.9)
Changes in non-cash working capital items for discontinued operations	0.7	(11.5)
Changes in non-cash working capital items for continuing operations	$(58.5)	$(6.4)